Document and Entity Information	Oct. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2022
Entity Registrant Name	RICHARDSON ELECTRONICS, LTD.
Entity Central Index Key	0000355948
Entity Tax Identification Number	36-2096643
Entity Emerging Growth Company	false
Entity File Number	0-12906
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40W267 Keslinger Road
Entity Address, Address Line Two	P.O. Box 393
Entity Address, City or Town	LaFox
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60147-0393
City Area Code	630
Local Phone Number	208-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	RELL
Title of 12(b) Security	Common stock, $0.05 Par Value per share
Security Exchange Name	NASDAQ